Condensed Consolidating Financial Information (Details 3) (USD $)	0 Months Ended		3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 02, 2012	Feb. 08, 2011	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income			$ 43,622,000	$ 33,029,000	$ 25,136,000	$ 5,204,000	$ (22,316,000)	$ 22,735,000	$ 6,893,000	$ 18,515,000	$ (1,400,000)	$ 88,498,000	$ 8,024,000	$ 41,053,000	$ 46,743,000	$ 19,352,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization												62,753,000	55,534,000	77,134,000	45,458,000	30,359,000
Amortization of deferred financing fees												4,187,000	5,062,000	6,897,000	5,753,000	4,723,000
Amortization of senior notes discount												435,000	263,000	368,000
Bad debt expense												996,000	3,030,000	4,145,000	869,000	1,860,000
Stock-based compensation expense												2,585,000	955,000	1,806,000	6,000	361,000
Write-off of financing fees												1,626,000
(Gain) on disposition of property and equipment												1,060,000		1,273,000	(627,000)	(222,000)
Deferred income taxes												0		336,000	1,217,000
Curtailment gain												0			(469,000)
Changes in operating assets and liabilities
Accounts receivable												156,249,000	70,202,000	8,524,000	(57,160,000)	(70,464,000)
Accounts receivable - affiliate												(2,007,000)	(189,000)	(97,000)	469,000	(546,000)
Inventories												117,097,000	237,386,000	61,992,000	40,898,000	(77,313,000)
Broker margin deposits												11,000,000	14,032,000	32,934,000	(10,791,000)	(28,434,000)
Prepaid expenses, all other current assets and other assets												(24,454,000)	18,589,000	11,226,000	(8,449,000)	(29,520,000)
Accounts payable												(235,370,000)	(147,359,000)	18,667,000	146,947,000	132,307,000
Trustee taxes payable												1,917,000	(15,603,000)	(11,278,000)	5,002,000	6,695,000
Change in fair value of forward fixed price contracts												6,443,000	15,472,000	5,778,000	(9,845,000)	(10,958,000)
Accrued expenses, all other current liabilities and other long-term liabilities												986,000	(9,842,000)	(3,065,000)	25,177,000	3,999,000
Net cash provided by (used in) operating activities												194,001,000	254,112,000	255,147,000	232,452,000	(17,357,000)
Cash flows from investing activities
Acquisitions												0	(185,262,000)	(185,262,000)	(188,748,000)
Capital expenditures												(73,591,000)	(46,935,000)	(67,132,000)	(44,872,000)	(15,957,000)
Proceeds from sale of property and equipment												3,405,000	5,769,000	9,187,000	7,132,000	2,588,000
Net cash used in investing activities												(70,186,000)	(226,428,000)	(243,207,000)	(226,488,000)	(13,369,000)
Cash flows from financing activities
Proceeds from public offerings, net	130,500,000	626,000										0				69,626,000
(Payments on) borrowings from working capital revolving credit facility												(125,000,000)	(124,200,000)	(97,500,000)	(164,400,000)	102,200,000
Borrowings from (payments on) revolving credit facility												(162,100,000)	(22,300,000)	12,700,000	217,000,000	(95,000,000)
Proceeds from issuance of term loan												258,903,000	115,000,000	115,000,000
Repayment of term loan												(40,244,000)		(115,000,000)
Borrowing from line of credit												0		3,700,000
Proceeds from senior notes, net of discount												258,903,000	67,900,000	147,900,000
Repurchase of common units												(4,423,000)		(4,590,000)	(2,152,000)	(658,000)
Repurchased units withheld for tax obligations												0		(2,086,000)	(96,000)	(675,000)
Noncontrolling interest capital contribution												8,400,000	(2,086,000)	1,425,000
Distribution to noncontrolling interest												(8,400,000)	1,425,000	(2,920,000)
Distributions to partners												(54,623,000)	(50,001,000)	(67,329,000)	(54,667,000)	(42,800,000)
Net cash (used in) provided by financing activities												(127,487,000)	(18,593,000)	(8,700,000)	(4,315,000)	32,693,000
Cash and cash equivalents
Increase in cash and cash equivalents												(3,672,000)	9,091,000	3,240,000	1,649,000	1,967,000
Cash and cash equivalents at beginning of year				15,068,000			5,977,000				4,328,000	9,217,000	5,977,000	5,977,000	4,328,000	2,361,000
Cash and cash equivalents at end of year			5,545,000	9,217,000	15,068,000			5,977,000				5,545,000	15,068,000	9,217,000	5,977,000	4,328,000
Eliminations
Cash flows from operating activities
Net income												680,000		783,000
Changes in operating assets and liabilities
Accounts receivable												1,918,000		(575,000)
Accounts receivable - affiliate												(2,193,000)		1,923,000
Accounts payable												(275,000)		(1,348,000)
Net cash provided by (used in) operating activities												680,000		783,000
Cash and cash equivalents
Increase in cash and cash equivalents												680,000		783,000
Cash and cash equivalents at beginning of year												783,000
Cash and cash equivalents at end of year			680,000	783,000								680,000		783,000
Guarantor Subsidiaries
Cash flows from operating activities
Net income												(660,000)		44,174,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization												49,003,000		60,356,000
Amortization of deferred financing fees												4,157,000		6,897,000
Amortization of senior notes discount												435,000		368,000
Bad debt expense												996,000		4,145,000
Stock-based compensation expense												2,585,000		1,806,000
(Gain) on disposition of property and equipment												0		1,272,000
Deferred income taxes												0		336,000
Curtailment gain												0
Changes in operating assets and liabilities
Accounts receivable												(157,502,000)		8,597,000
Accounts receivable - affiliate												934,000		1,445,000
Inventories												(117,097,000)		61,992,000
Broker margin deposits												(11,000,000)		32,934,000
Prepaid expenses, all other current assets and other assets												24,599,000		11,513,000
Accounts payable												(234,814,000)		18,642,000
Trustee taxes payable												1,917,000		(11,278,000)
Change in fair value of forward fixed price contracts												(6,443,000)		5,778,000
Accrued expenses, all other current liabilities and other long-term liabilities												491,000		(3,627,000)
Net cash provided by (used in) operating activities												177,535,000		239,916,000
Cash flows from investing activities
Acquisitions														(94,179,000)
Capital expenditures												63,102,000		(53,484,000)
Proceeds from sale of property and equipment												3,405,000		9,179,000
Net cash used in investing activities												59,697,000		(138,484,000)
Cash flows from financing activities
(Payments on) borrowings from working capital revolving credit facility												(122,000,000)		(97,500,000)
Borrowings from (payments on) revolving credit facility												(162,100,000)		12,700,000
Proceeds from issuance of term loan												0		115,000,000
Repayment of term loan												40,244,000		(115,000,000)
Proceeds from senior notes, net of discount												258,903,000		147,900,000
Repurchase of common units												4,423,000		(4,590,000)
Repurchased units withheld for tax obligations												0		(2,086,000)
Noncontrolling interest capital contribution												8,400,000		(85,996,000)
Distribution to noncontrolling interest												8,400,000		(2,920,000)
Distributions to partners												54,623,000		(67,329,000)
Net cash (used in) provided by financing activities												(124,487,000)		(99,821,000)
Cash and cash equivalents
Increase in cash and cash equivalents												(6,649,000)		1,611,000
Cash and cash equivalents at beginning of year												8,371,000
Cash and cash equivalents at end of year			17,222,000	8,371,000								17,222,000		8,371,000
Non-Guarantor Subsidiary
Cash flows from operating activities
Net income												4,248,000		(3,904,000)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization												13,750,000		16,778,000
(Gain) on disposition of property and equipment												30,000		1,000
Changes in operating assets and liabilities
Accounts receivable												(665,000)		502,000
Accounts receivable - affiliate												3,266,000		(575,000)
Prepaid expenses, all other current assets and other assets												(145,000)		(287,000)
Accounts payable												(281,000)		1,373,000
Accrued expenses, all other current liabilities and other long-term liabilities												495,000		562,000
Net cash provided by (used in) operating activities												15,786,000		14,448,000
Cash flows from investing activities
Acquisitions												0		(91,083,000)
Capital expenditures												10,489,000		(13,648,000)
Proceeds from sale of property and equipment														8,000
Net cash used in investing activities												(10,489,000)		(104,723,000)
Cash flows from financing activities
(Payments on) borrowings from working capital revolving credit facility												(3,000,000)
Borrowings from (payments on) revolving credit facility												0		3,700,000
Noncontrolling interest capital contribution														87,421,000
Net cash (used in) provided by financing activities												(3,000,000)		91,121,000
Cash and cash equivalents
Increase in cash and cash equivalents												2,297,000		846,000
Cash and cash equivalents at beginning of year												846,000
Cash and cash equivalents at end of year			$ 3,143,000	$ 846,000								$ 3,143,000		$ 846,000